ACCOUNTS RECEIVABLE (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
ACCOUNTS RECEIVABLE
Accounts receivable	$ 101,379,309	$ 126,352,173
Less: Allowance for doubtful accounts	(1,108,873)	(1,236,331)
Total	$ 100,270,436	$ 125,115,842